Leased Assets	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Leased Assets
9. Leased Assets
The Company primarily leases certain logistics, office, and manufacturing facilities, as well as vehicles, copiers and other equipment. These operating leases generally have remaining lease terms between 1 month and 30 years, and some include options to extend (generally 1 to 10 years). The exercise of lease renewal options is at the Company’s discretion. The Company evaluates renewal options at lease inception and on an ongoing basis, and includes renewal options that it is reasonably certain to exercise in its expected lease terms when classifying leases and measuring lease liabilities. Lease agreements generally do not require material variable lease payments, residual value guarantees or restrictive covenants. The Company’s financing lease arrangements are not material.
The table below presents the locations of the operating lease assets and liabilities on the consolidated
balance
sheets
as of December 31, 2021 (in millions):

		Successor
	Balance Sheet Line Item	December 31, 2021
Operating Lease assets	Operating Lease assets	$45.7
Financing Lease assets	Other Assets	$0.9
Operating lease liabilities:
Current operating lease liabilities	Current operating lease liabilities	$9.3
Noncurrent operating lease liabilities	Operating lease liability, non-current	40.6

Total operating lease liabilities:		$49.9

		Successor
	Balance Sheet Line Item	December 31, 2021
Financing lease liabilities:
Current financing lease liabilities	Accrued expenses and other current liabilities	$0.6
Noncurrent financing lease liabilities	Deferred income taxes and other long-term liabilities	0.3

Total financing lease liabilities:		$0.9

The depreciable lives are limited by the expected lease term for operating lease assets and by shorter of either the expected lease term or economic useful life for financing lease assets.
The Company’s leases generally do not provide an implicit rate, and therefore the Company uses its incremental borrowing rate as the discount rate when measuring the lease liabilities. The incremental borrowing rate represents an estimate of the interest rate the Company would incur at lease commencement to borrow an amount equal to the lease payments on a collateralized basis over the term of the lease within a particular currency environment. The Company used incremental borrowing rates as of July 1, 2021 for leases that commenced prior to that date.
The Company’s weighted average remaining lease term and weighted average discount rate for operating leases as of December 31, 2021 are:

Successor
December 31, 2021
Operating leases
Weighted average remaining lease term (in years)	7.5
Weighted average discount rate	4.19%
The table below reconciles the undiscounted future minimum lease payments (displayed by year and in the aggregate) under non-cancelable
operating leases with terms of more than one year to the total lease liabilities recognized on the consolidated balance sheets as of December 31, 2021 (in millions):

Fiscal year ending December 31:
2022	$10.8
2023	9.4
2024	8.1
2025	6.4
2026	5.0
2027 and thereafter	18.5

Total undiscounted future minimum lease payments	$58.2
Less: Imputed interest	(8.3)

Total lease liabilities	$49.9

For the, Successor Period from October 20, 2021 through December 31, 2021 and the Predecessor Stub Period from July 1, 2021 through October 19, 2021 operating lease costs (as defined under ASU
2016-02)
were $1.8 million and $3.2 million, respectively. Operating lease costs are included within costs of goods sold, selling, general and administrative, and research and development expenses on the consolidated statements of income and comprehensive income. Short-term lease costs, variable lease costs and sublease income were not material for the periods presented.
Cash paid for amounts included in the measurement of operating lease liabilities was $2.3 million and $3.5 million for the Successor Period from October 20, 2021 through December 31, 2021 and the Predecessor Period from July 1, 2021 through October 20, 2021, respectively, and this amount is included in operating activities in the consolidated statements of cash flows. Operating lease assets obtained in exchange for new operating lease liabilities were $4.1 million and $0.4 million for the Successor Period from October 20, 2021 through December 31, 2021 and Predecessor Period from July 1, 2021 through October 20, 2021, respectively.